Offerings - Offering: 1	Apr. 14, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 499,680,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,501.01
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-266209 filed on July 19, 2022 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.